Segment Information - Schedule of Segment Reporting Information, by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Segment Reporting Information [Line Items]
Net revenues	$ 5,661,294	$ 4,900,262	$ 4,313,586
Operating cost and expenses:
Cost of revenues	(2,568,167)	(2,183,291)	(2,050,960)
Selling and marketing	(855,864)	(783,959)	(660,586)
General and administrative	(1,594,012)	(1,444,463)	(1,251,615)
Unallocated corporate expenses	(5,018,043)	(4,472,012)	(3,963,161)
Segment operating income/(loss)	643,251	428,250	350,425
Unallocated items	69,521	93,877	84,483
Total assets	8,792,020	7,805,499	7,531,673
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	5,661,294	4,900,262	4,313,586
Operating cost and expenses:
Cost of revenues	(2,568,167)	(2,183,291)	(2,050,960)
Selling and marketing	(832,524)	(760,279)	(643,746)
General and administrative	(1,268,439)	(1,164,724)	(965,561)
Segment operating income/(loss)	643,251	428,250	350,425
Unallocated items	69,521	93,877	84,483
Income before income taxes	712,772	522,127	434,908
Total assets	4,542,232	4,102,001	3,654,992
Corporate, Non-Segment [Member]
Operating cost and expenses:
Unallocated corporate expenses	(348,913)	(363,718)	(302,894)
Total assets	4,249,788	3,703,498	3,876,681
Educational Services and Test Preparation Courses [Member]
Operating cost and expenses:
Total assets	2,979,430	2,682,938	2,217,342
Educational Services and Test Preparation Courses [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	4,006,764	3,456,189	2,716,174
Operating cost and expenses:
Cost of revenues	(1,570,207)	(1,319,315)	(1,027,889)
Selling and marketing	(450,251)	(414,669)	(348,121)
General and administrative	(1,048,565)	(913,775)	(755,074)
Segment operating income/(loss)	937,741	808,430	585,090
Total assets	2,979,430	2,682,938	2,217,342
Private label products and livestreaming e-commerce and other services [Member]
Operating cost and expenses:
Total assets	1,028,683	846,535	831,620
Private label products and livestreaming e-commerce and other services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	806,912	600,281	900,614
Operating cost and expenses:
Cost of revenues	(522,675)	(410,377)	(677,270)
Selling and marketing	(153,593)	(121,421)	(124,975)
General and administrative	(43,051)	(78,778)	(77,626)
Segment operating income/(loss)	87,593	(10,295)	20,743
Total assets	1,028,683	846,535	831,620
Overseas Study Consulting Services [Member]
Operating cost and expenses:
Total assets	140,666	125,030	119,725
Overseas Study Consulting Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	511,346	516,367	439,744
Operating cost and expenses:
Cost of revenues	(255,699)	(251,782)	(214,602)
Selling and marketing	(111,023)	(103,015)	(92,865)
General and administrative	(79,190)	(79,071)	(57,204)
Segment operating income/(loss)	65,434	82,499	75,073
Total assets	140,666	125,030	119,725
Others [Member]
Operating cost and expenses:
Total assets	393,453	447,498	486,305
Others [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	336,272	327,425	257,054
Operating cost and expenses:
Cost of revenues	(219,586)	(201,817)	(131,199)
Selling and marketing	(117,657)	(121,174)	(77,785)
General and administrative	(97,633)	(93,100)	(75,657)
Segment operating income/(loss)	(98,604)	(88,666)	(27,587)
Total assets	$ 393,453	$ 447,498	$ 486,305